STATEMENTS OF SHAREHOLDERS EQUITY (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Stock Receivable	Comprehensive Gain (Loss)	Total
Beginning Balance, Shares at Sep. 30, 2016	10,804,000
Beginning Balance, Amount at Sep. 30, 2016	$ 10,804	$ 18,035	$ (107,372)		$ 4,603	$ (73,930)
Net loss			(71,105)			(71,105)
Common stock issued for cash, Shares	833,332
Common stock issued for cash, Amount	$ 833	249,167				250,000
Cancellation of common stock for service, shares	(36,000)
Cancellation of common stock for service, amount	$ (36)	(864)				(900)
Common stock issued for debt conversion, shares	700,000
Common stock issued for debt conversion, amount	$ 700	6,300			(1,388)	5,612
Change due to currency translation					(7,512)	(7,512)
Ending Balance, Shares at Sep. 30, 2017	12,301,332
Ending Balance, Amount at Sep. 30, 2017	$ 12,301	272,638	(178,477)		(4,298)	102,165
Comprehensive gain (loss)					2,355	2,355
Net loss			(24,712)			(24,712)
Change due to currency translation					(2,560)	(2,560)
Ending Balance, Shares at Dec. 31, 2017	12,301,332
Ending Balance, Amount at Dec. 31, 2017	$ 12,301	272,638	(203,189)		(1,943)	79,808
Beginning Balance, Shares at Sep. 30, 2017	12,301,332
Beginning Balance, Amount at Sep. 30, 2017	$ 12,301	272,638	(178,477)		(4,298)	102,165
Net loss						(187,310)
Ending Balance, Shares at Mar. 31, 2018	12,301,332
Ending Balance, Amount at Mar. 31, 2018	$ 12,301	272,638	(365,787)		(14,055)	(94,902)
Beginning Balance, Shares at Sep. 30, 2017	12,301,332
Beginning Balance, Amount at Sep. 30, 2017	$ 12,301	272,638	(178,477)		(4,298)	102,165
Net loss			(176,033)			(176,033)
Stock issued for subscription receivable, shares	11,500,000
Stock issued for subscription receivable, amount	$ 11,500			(11,500)
Change due to currency translation					(2,560)	(2,560)
Ending Balance, Shares at Sep. 30, 2018	12,301,332
Ending Balance, Amount at Sep. 30, 2018	$ 23,801	272,638	(354,510)	(11,500)	(6,857)	(76,428)
Beginning Balance, Shares at Dec. 31, 2017	12,301,332
Beginning Balance, Amount at Dec. 31, 2017	$ 12,301	272,638	(203,189)		(1,943)	79,808
Comprehensive gain (loss)					(12,112)	(12,112)
Net loss			(162,598)			(162,598)
Ending Balance, Shares at Mar. 31, 2018	12,301,332
Ending Balance, Amount at Mar. 31, 2018	$ 12,301	272,638	(365,787)		(14,055)	(94,902)
Comprehensive gain (loss)					6,188	6,188
Net loss			(8,575)			(8,575)
Ending Balance, Shares at Jun. 30, 2018	12,301,332
Ending Balance, Amount at Jun. 30, 2018	$ 12,301	272,638	(374,362)		(7,867)	(97,290)
Comprehensive gain (loss)					1,010	1,010
Net loss			19,852			19,852
Shares purchased not paid, Shares
Shares purchased not paid, Amount	$ 11,500			(11,500)
Ending Balance, Shares at Sep. 30, 2018	12,301,332
Ending Balance, Amount at Sep. 30, 2018	$ 23,801	272,638	(354,510)	(11,500)	(6,857)	(76,428)
Comprehensive gain (loss)					3,421	3,421
Net loss			(507,637)			(507,637)
Common stock issued for cash, Shares	13,502,000
Common stock issued for service, Shares	175,000
Common stock issued for service, Amount	$ 175	131,075				131,250
Shares issued for stock receivable, Shares	11,500,000
Shares issued for stock receivable, Amount	$ (11,500)			11,500
Ending Balance, Shares at Dec. 31, 2018	37,478,332
Ending Balance, Amount at Dec. 31, 2018	$ 37,478	404,711	(862,147)		(3,436)	(423,395)
Beginning Balance, Shares at Sep. 30, 2018	12,301,332
Beginning Balance, Amount at Sep. 30, 2018	$ 23,801	272,638	(354,510)	(11,500)	(6,857)	(76,428)
Net loss						(569,356)
Ending Balance, Shares at Mar. 31, 2019	37,918,618
Ending Balance, Amount at Mar. 31, 2019	$ 37,918	624,414	(923,866)		(4,777)	(266,311)
Beginning Balance, Shares at Dec. 31, 2018	37,478,332
Beginning Balance, Amount at Dec. 31, 2018	$ 37,478	404,711	(862,147)		(3,436)	(423,395)
Comprehensive gain (loss)					(1,340)	(1,340)
Net loss			(61,719)			(61,719)
Common stock issued for cash, Shares	440,286
Ending Balance, Shares at Mar. 31, 2019	37,918,618
Ending Balance, Amount at Mar. 31, 2019	$ 37,918	$ 624,414	$ (923,866)		$ (4,777)	$ (266,311)